UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22575

 NAME OF REGISTRANT:                     J.P. Morgan Access Multi-Strategy
                                         Fund II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 277 Park Ave
                                         New York City, NY 10172

 NAME AND ADDRESS OF AGENT FOR SERVICE:  J.P. Morgan Investment Management,
                                         Inc.
                                         383 Madison Ave
                                         New York, NY 10179

 REGISTRANT'S TELEPHONE NUMBER:          800-480-4111

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


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

J.P. Morgan Access Multi-Strategy Fund II
--------------------------------------------------------------------------------------------------------------------------
 JPMORGAN TR II                                                                              Agenda Number:  935492671
--------------------------------------------------------------------------------------------------------------------------
        Security:  4812C2684
    Meeting Type:  Special
    Meeting Date:  23-Nov-2021
          Ticker:  IJGXX
            ISIN:  US4812C26846
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John F. Finn                                              Mgmt          For                            For
       Stephen P. Fisher                                         Mgmt          For                            For
       Gary L. French                                            Mgmt          For                            For
       Kathleen M. Gallagher                                     Mgmt          For                            For
       Robert J. Grassi                                          Mgmt          For                            For
       Frankie D. Hughes                                         Mgmt          For                            For
       Raymond Kanner                                            Mgmt          For                            For
       Thomas P. Lemke                                           Mgmt          For                            For
       Lawrence Maffia                                           Mgmt          For                            For
       Mary E. Martinez                                          Mgmt          For                            For
       Marilyn McCoy                                             Mgmt          For                            For
       Dr. Robert A. Oden, Jr.                                   Mgmt          For                            For
       Marian U. Pardo                                           Mgmt          For                            For
       Emily A. Youssouf                                         Mgmt          For                            For
       Robert F. Deutsch                                         Mgmt          For                            For
       Nina O. Shenker                                           Mgmt          For                            For



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         J.P. Morgan Access Multi-Strategy Fund II
By (Signature)       /s/ Mary Savino
Name                 Mary Savino
Title                President
Date                 08/26/2022